UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	1-31-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

January 31, 2017

Adaptive All Cap Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Trump’s Victory Triggered Risk-On Market Movements, But Uncertainties Linger

One of the pivotal events of the reporting period was Donald Trump’s victory in the 2016 U.S. presidential election. Trump’s largely unexpected win in November, and his aggressive pro-business, pro-growth agenda, triggered “Trump Trade/Risk-On” rallies in traditionally higher-risk markets such as commodities, U.S. small-cap and technology stocks, and high-yield corporate bonds, and a corresponding global sell-off in government bonds. These widely divergent market movements helped define the reporting period from an investment performance perspective.

Trump’s election victory was also (with Brexit, the U.K.’s earlier unexpected vote to leave the European Union) an eye-opening manifestation of the populist and anti-globalization movements that were triggered in part by lingering economic weakness and extreme central bank monetary stimulus since the Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November of 2016, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from setbacks a year ago, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China has stabilized, and oil prices climbed back on signs that the major oil-producing countries could cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth.

Trump’s victory unleashed potentially far-reaching ramifications and uncertainties that are still unfolding and could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

JANUARY 31, 2017
Top Ten Holdings	% of net assets
Apple, Inc.	2.2%
Square, Inc.	1.6%
Exxon Mobil Corp.	1.4%
NextEra Energy, Inc.	1.3%
Johnson & Johnson	1.3%
Navigant Consulting, Inc.	1.3%
Ormat Technologies, Inc.	1.3%
MasTec, Inc.	1.3%
Allied World Assurance Co. Holdings AG	1.3%
Microsoft Corp.	1.2%

Top Five Industries	% of net assets
IT Services	8.3%
Media	5.2%
Oil, Gas and Consumable Fuels	4.7%
Health Care Providers and Services	4.5%
Banks	4.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	(0.1)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Expenses Paid During Period(1) 8/1/16 - 1/31/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,046.80	$5.93	1.15%
Institutional Class	$1,000	$1,048.00	$4.90	0.95%
R Class	$1,000	$1,044.20	$8.50	1.65%
R6 Class	$1,000	$1,029.00(2)	$1.38(3)	0.80%
Advisor Class	$1,000	$1,045.70	$7.22	1.40%
Hypothetical
Investor Class	$1,000	$1,019.41	$5.85	1.15%
Institutional Class	$1,000	$1,020.42	$4.84	0.95%
R Class	$1,000	$1,016.89	$8.39	1.65%
R6 Class	$1,000	$1,021.17(4)	$4.08(4)	0.80%
Advisor Class	$1,000	$1,018.15	$7.12	1.40%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from December 1, 2016 (commencement of sale) through January 31, 2017.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 62, the number of days in the period from December 1, 2016 (commencement of sale) through January 31, 2017, divided by 365 to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

Schedule of Investments

JANUARY 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 0.8%
TransDigm Group, Inc.	3,317	$717,799
Airlines — 0.6%
Delta Air Lines, Inc.	12,352	583,508
Banks — 4.5%
Banco Santander Chile ADR	39,570	854,316
Berkshire Hills Bancorp, Inc.	17,807	630,368
Independent Bank Corp.	13,333	831,313
Valley National Bancorp	90,801	1,099,600
Wells Fargo & Co.	14,207	800,280
		4,215,877
Beverages — 1.0%
PepsiCo, Inc.	8,696	902,471
Biotechnology — 0.7%
AbbVie, Inc.	5,103	311,844
Amgen, Inc.	2,445	383,083
		694,927
Building Products — 0.6%
Simpson Manufacturing Co., Inc.	12,799	557,012
Capital Markets — 3.1%
AllianceBernstein Holding LP	27,490	641,892
Evercore Partners, Inc., Class A	10,575	819,034
Invesco Ltd.	11,498	332,522
Janus Capital Group, Inc.	87,063	1,088,287
		2,881,735
Chemicals — 2.3%
Platform Specialty Products Corp.(1)	19,007	230,745
Praxair, Inc.	8,039	952,139
Sensient Technologies Corp.	13,002	997,904
		2,180,788
Communications Equipment — 1.0%
Cisco Systems, Inc.	30,392	933,642
Construction and Engineering — 1.3%
MasTec, Inc.(1)	32,802	1,221,875
Consumer Finance — 0.8%
EZCORP, Inc., Class A(1)	79,309	785,159
Distributors — 1.0%
Genuine Parts Co.	9,420	911,950
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	17,116	838,855
Zayo Group Holdings, Inc.(1)	31,628	1,010,831
		1,849,686
Electric Utilities — 2.1%
NextEra Energy, Inc.	10,025	1,240,293
Portland General Electric Co.	17,420	759,686
		1,999,979

	Shares	Value
Electronic Equipment, Instruments and Components — 2.3%
Corning, Inc.	23,675	$627,151
Knowles Corp.(1)	23,597	425,218
Plexus Corp.(1)	19,687	1,069,004
		2,121,373
Energy Equipment and Services — 0.9%
Dril-Quip, Inc.(1)	13,710	852,762
Equity Real Estate Investment Trusts (REITs) — 3.9%
Apple Hospitality REIT, Inc.	39,383	788,448
Equity Commonwealth(1)	16,975	523,509
InfraREIT, Inc.(1)	43,436	715,825
Ramco-Gershenson Properties Trust	43,457	706,611
Sunstone Hotel Investors, Inc.	26,627	391,949
VEREIT, Inc.	63,402	540,819
		3,667,161
Food and Staples Retailing — 2.1%
Wal-Mart Stores, Inc.	13,416	895,384
Walgreens Boots Alliance, Inc.	10,135	830,462
Whole Foods Market, Inc.	9,701	293,164
		2,019,010
Food Products — 3.2%
Blue Buffalo Pet Products, Inc.(1)	30,341	735,769
Calavo Growers, Inc.	17,077	944,358
Fresh Del Monte Produce, Inc.	15,501	887,432
Post Holdings, Inc.(1)	5,152	431,120
		2,998,679
Health Care Equipment and Supplies — 2.8%
Abbott Laboratories	19,127	798,935
ABIOMED, Inc.(1)	5,134	546,104
Cooper Cos., Inc. (The)	1,915	353,528
Varex Imaging Corp.(1)	4,171	119,910
Varian Medical Systems, Inc.(1)	10,427	809,657
		2,628,134
Health Care Providers and Services — 4.5%
Aetna, Inc.	8,308	985,412
Cardinal Health, Inc.	10,873	815,040
Express Scripts Holding Co.(1)	13,132	904,532
LHC Group, Inc.(1)	15,877	795,914
UnitedHealth Group, Inc.	4,482	726,532
		4,227,430
Hotels, Restaurants and Leisure — 2.9%
Buffalo Wild Wings, Inc.(1)	7,255	1,095,505
MGM Resorts International(1)	25,422	732,154
Scientific Games Corp., Class A(1)	33,220	564,740
Wingstop, Inc.	10,831	308,358
		2,700,757
Household Products — 1.0%
Procter & Gamble Co. (The)	10,221	895,360
Independent Power and Renewable Electricity Producers — 1.3%
Ormat Technologies, Inc.	22,759	1,222,158

	Shares	Value
Industrial Conglomerates — 1.7%
3M Co.	5,380	$940,531
General Electric Co.	22,377	664,597
		1,605,128
Insurance — 2.9%
Allied World Assurance Co. Holdings AG	22,692	1,205,626
CNA Financial Corp.	15,676	652,906
Principal Financial Group, Inc.	14,992	855,893
		2,714,425
Internet and Direct Marketing Retail — 1.2%
Amazon.com, Inc.(1)	476	391,977
Expedia, Inc.	6,046	735,133
		1,127,110
Internet Software and Services — 0.8%
CoStar Group, Inc.(1)	1,370	276,877
Yelp, Inc.(1)	11,760	491,333
		768,210
IT Services — 8.3%
Conduent, Inc.(1)	18,480	276,461
Convergys Corp.	30,636	760,386
Fiserv, Inc.(1)	8,754	940,442
International Business Machines Corp.	5,671	989,703
Leidos Holdings, Inc.	13,048	630,479
Square, Inc.(1)	101,223	1,479,880
Total System Services, Inc.	17,508	887,305
Vantiv, Inc., Class A(1)	16,698	1,039,284
Western Union Co. (The)	42,466	831,484
		7,835,424
Life Sciences Tools and Services — 2.0%
PAREXEL International Corp.(1)	15,026	1,065,193
Waters Corp.(1)	5,993	848,909
		1,914,102
Machinery — 1.0%
Pentair plc	15,409	903,430
Media — 5.2%
Comcast Corp., Class A	12,495	942,373
Interpublic Group of Cos., Inc. (The)	38,761	912,046
MSG Networks, Inc., Class A(1)	20,720	480,704
Omnicom Group, Inc.	11,490	984,118
Sinclair Broadcast Group, Inc., Class A	25,534	861,773
Walt Disney Co. (The)	6,180	683,817
		4,864,831
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Annaly Capital Management, Inc.	81,911	837,131
Blackstone Mortgage Trust, Inc., Class A	16,472	502,231
		1,339,362
Multi-Utilities — 0.5%
Dominion Resources, Inc.	6,280	479,038
Oil, Gas and Consumable Fuels — 4.7%
American Midstream Partners LP	30,457	557,363
EQT Corp.	11,305	685,422

	Shares	Value
Exxon Mobil Corp.	15,810	$1,326,301
Phillips 66 Partners LP	9,304	522,606
Resolute Energy Corp.(1)	14,504	667,039
SM Energy Co.	22,900	698,679
		4,457,410
Paper and Forest Products — 0.6%
Domtar Corp.	12,437	543,373
Personal Products — 0.4%
Medifast, Inc.	10,031	423,007
Pharmaceuticals — 3.3%
Johnson & Johnson	10,932	1,238,049
Pfizer, Inc.	28,475	903,512
Prestige Brands Holdings, Inc.(1)	18,177	959,018
		3,100,579
Professional Services — 3.1%
Equifax, Inc.	7,294	855,440
Navigant Consulting, Inc.(1)	49,549	1,223,860
TransUnion(1)	25,522	804,709
		2,884,009
Road and Rail — 0.7%
Saia, Inc.(1)	14,045	674,862
Semiconductors and Semiconductor Equipment — 3.0%
Intel Corp.	26,526	976,687
Lam Research Corp.	3,257	374,099
Power Integrations, Inc.	8,249	585,679
Tower Semiconductor Ltd.(1)	42,773	907,216
		2,843,681
Software — 4.3%
CA, Inc.	14,541	454,697
Microsoft Corp.	17,438	1,127,367
Progress Software Corp.	31,360	878,707
RealPage, Inc.(1)	26,549	812,400
Symantec Corp.	28,615	788,343
		4,061,514
Specialty Retail — 1.5%
Burlington Stores, Inc.(1)	6,275	525,218
Home Depot, Inc. (The)	3,961	544,954
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	1,131	307,949
		1,378,121
Technology Hardware, Storage and Peripherals — 2.2%
Apple, Inc.	17,164	2,082,851
Thrifts and Mortgage Finance — 1.1%
Northwest Bancshares, Inc.	59,657	1,018,345
Tobacco — 1.5%
Altria Group, Inc.	9,629	685,392
Vector Group Ltd.	32,963	727,164
		1,412,556
Wireless Telecommunication Services — 0.8%
Vodafone Group plc ADR	29,698	739,480
TOTAL COMMON STOCKS (Cost $86,967,246)		92,940,080

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,084,247), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $1,062,004)		$1,062,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,423	1,423
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,063,423)		1,063,423
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $88,030,669)		94,003,503
OTHER ASSETS AND LIABILITIES — (0.1)%		(59,240)
TOTAL NET ASSETS — 100.0%		$93,944,263

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	18,375	USD	22,616	Credit Suisse AG	3/31/17	$532
GBP	20,496	USD	25,882	Credit Suisse AG	3/31/17	(62)
GBP	18,330	USD	23,124	Credit Suisse AG	3/31/17	(34)
USD	618,817	GBP	498,454	Credit Suisse AG	3/31/17	(9,097)
USD	14,977	GBP	12,035	Credit Suisse AG	3/31/17	(184)
USD	15,536	GBP	12,486	Credit Suisse AG	3/31/17	(192)
USD	19,596	GBP	16,089	Credit Suisse AG	3/31/17	(672)
USD	16,519	GBP	13,535	Credit Suisse AG	3/31/17	(531)
						$(10,240)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $88,030,669)	$94,003,503
Receivable for investments sold	1,806,299
Receivable for capital shares sold	47,769
Unrealized appreciation on forward foreign currency exchange contracts	532
Dividends and interest receivable	64,443
95,922,546

Liabilities
Payable for investments purchased	1,681,609
Payable for capital shares redeemed	192,213
Unrealized depreciation on forward foreign currency exchange contracts	10,772
Accrued management fees	90,361
Distribution and service fees payable	3,328
1,978,283

Net Assets	$93,944,263

Net Assets Consist of:
Capital (par value and paid-in surplus)	$89,768,498
Undistributed net investment income	392,619
Accumulated net realized loss	(2,179,448)
Net unrealized appreciation	5,962,594
$93,944,263

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$72,471,407	3,767,796	$19.23
Institutional Class, $0.01 Par Value	$9,777,717	505,087	$19.36
R Class, $0.01 Par Value	$3,762,820	199,692	$18.84
R6 Class, $0.01 Par Value	$25,717	1,315	$19.56
Advisor Class, $0.01 Par Value	$7,906,602	414,897	$19.06

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$1,106,142
Interest	523
1,106,665

Expenses:
Management fees	526,893
Distribution and service fees:
R Class	8,049
Advisor Class	10,721
Directors' fees and expenses	1,490
Other expenses	470
547,623

Net investment income (loss)	559,042

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,654,594
Foreign currency transactions	48,049
3,702,643

Change in net unrealized appreciation (depreciation) on:
Investments	(107,647)
Translation of assets and liabilities in foreign currencies	(5,806)
(113,453)

Net realized and unrealized gain (loss)	3,589,190

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,148,232

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED) AND YEAR ENDED JULY 31, 2016
Increase (Decrease) in Net Assets	January 31, 2017	July 31, 2016
Operations
Net investment income (loss)	$559,042	$703,093
Net realized gain (loss)	3,702,643	(2,483,004)
Change in net unrealized appreciation (depreciation)	(113,453)	4,992,560
Net increase (decrease) in net assets resulting from operations	4,148,232	3,212,649

Distributions to Shareholders
From net investment income:
Investor Class	(707,284)	(163,378)
Institutional Class	(112,982)	(7,363)
R Class	(17,887)	—
R6 Class	(28)	—
Advisor Class	(61,896)	(3,890)
Decrease in net assets from distributions	(900,077)	(174,631)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,317,408	43,723,637

Net increase (decrease) in net assets	4,565,563	46,761,655

Net Assets
Beginning of period	89,378,700	42,617,045
End of period	$93,944,263	$89,378,700

Undistributed net investment income	$392,619	$733,654

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2017 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Adaptive All Cap Fund (formerly Legacy Multi Cap Fund) (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the R Class, the R6 Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on December 1, 2016.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.85% to 1.15% for the Investor Class, R Class and Advisor Class. The annual management fee schedule ranges from 0.65% to 0.95% for the Institutional Class and 0.50% to 0.80% for the R6 Class. The effective annual management fee for each class for the period ended January 31, 2017 was 1.15% for the Investor Class, R Class and Advisor Class, 0.95% for the Institutional Class and 0.80% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $283,649 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2017 were $50,988,986 and $49,206,115, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2017(1)		Year ended July 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	719,774	$13,634,952	3,461,341	$60,195,901
Issued in reinvestment of distributions	35,661	689,679	9,039	156,372
Redeemed	(823,925)	(15,520,470)	(1,654,227)	(28,697,302)
	(68,490)	(1,195,839)	1,816,153	31,654,971
Institutional Class
Sold	176,742	3,344,795	402,963	6,905,622
Issued in reinvestment of distributions	5,806	112,982	423	7,363
Redeemed	(29,896)	(570,657)	(77,938)	(1,368,930)
	152,652	2,887,120	325,448	5,544,055
R Class
Sold	67,546	1,244,926	144,859	2,467,531
Issued in reinvestment of distributions	943	17,887	—	—
Redeemed	(23,391)	(427,978)	(26,349)	(451,497)
	45,098	834,835	118,510	2,016,034
R6 Class			N/A
Sold	1,314	25,000
Issued in reinvestment of distributions	1	28
	1,315	25,028
Advisor Class
Sold	44,536	829,861	527,951	8,997,394
Issued in reinvestment of distributions	3,230	61,896	227	3,890
Redeemed	(113,245)	(2,125,493)	(265,474)	(4,492,707)
	(65,479)	(1,233,736)	262,704	4,508,577
Net increase (decrease)	65,096	$1,317,408	2,522,815	$43,723,637

(1) December 1, 2016 (commencement of sale) through January 31, 2017 for the R6 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$92,940,080	—	—
Temporary Cash Investments	1,423	$1,062,000	—
	$92,941,503	$1,062,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$532	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$10,772	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $892,153.

The value of foreign currency risk derivative instruments as of January 31, 2017, is disclosed on the Statement of Assets and Liabilities as an asset of $532 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $10,772 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended January 31, 2017, the effect of foreign currency risk derivative instruments on the Statement of Operations was $48,049 in net realized gain (loss) on foreign currency transactions and $(5,806) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$88,142,946
Gross tax appreciation of investments	$8,009,983
Gross tax depreciation of investments	(2,149,426)
Net tax appreciation (depreciation) of investments	$5,860,557

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2016, the fund had accumulated short-term capital losses of $(5,549,442) and accumulated long-term capital losses of $(309,829), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2017	2018	Unlimited (Short-Term)	Unlimited (Long-Term)
$(2,616,950)	$(701,087)	$(2,231,405)	$(309,829)

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$18.55	0.12	0.75	0.87	(0.19)	$19.23	4.68%	1.15%(4)	1.22%(4)	54%	$72,471
2016	$18.54	0.18	(0.12)(5)	0.06	(0.05)	$18.55	0.36%	1.16%	1.06%	126%	$71,170
2015	$16.35	0.09	2.18	2.27	(0.08)	$18.54	13.94%	1.16%	0.48%	193%	$37,463
2014	$14.46	0.09	2.01	2.10	(0.21)	$16.35	14.60%	1.15%	0.54%	175%	$21,232
2013	$11.30	0.15	3.20	3.35	(0.19)	$14.46	30.01%	1.16%	1.21%	170%	$9,801
2012	$10.90	0.19	0.33	0.52	(0.12)	$11.30	4.87%	1.16%	1.72%	179%	$8,321
Institutional Class
2017(3)	$18.69	0.13	0.77	0.90	(0.23)	$19.36	4.80%	0.95%(4)	1.42%(4)	54%	$9,778
2016	$18.68	0.23	(0.13)(5)	0.10	(0.09)	$18.69	0.55%	0.96%	1.26%	126%	$6,587
2015	$16.47	0.11	2.22	2.33	(0.12)	$18.68	14.19%	0.96%	0.68%	193%	$504
2014	$14.56	0.12	2.03	2.15	(0.24)	$16.47	14.86%	0.95%	0.74%	175%	$32
2013	$11.38	0.18	3.21	3.39	(0.21)	$14.56	30.23%	0.96%	1.41%	170%	$23
2012	$10.98	0.22	0.32	0.54	(0.14)	$11.38	5.05%	0.96%	1.92%	179%	$18

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(3)	$18.13	0.06	0.74	0.80	(0.09)	$18.84	4.42%	1.65%(4)	0.72%(4)	54%	$3,763
2016	$18.16	0.10	(0.13)(5)	(0.03)	—	$18.13	(0.17)%	1.66%	0.56%	126%	$2,803
2015	$16.01	(0.01)	2.16	2.15	—	$18.16	13.43%	1.66%	(0.02)%	193%	$655
2014	$14.16	—(6)	1.98	1.98	(0.13)	$16.01	14.03%	1.65%	0.04%	175%	$142
2013	$11.07	0.06	3.16	3.22	(0.13)	$14.16	29.36%	1.66%	0.71%	170%	$112
2012	$10.68	0.16	0.30	0.46	(0.07)	$11.07	4.34%	1.66%	1.22%	179%	$42
R6 Class
2017(7)	$19.04	0.03	0.51	0.54	(0.02)	$19.56	2.90%	0.80%(4)	0.86%(4)	54%(8)	$26
Advisor Class
2017(3)	$18.36	0.09	0.75	0.84	(0.14)	$19.06	4.57%	1.40%(4)	0.97%(4)	54%	$7,907
2016	$18.35	0.14	(0.12)(5)	0.02	(0.01)	$18.36	0.11%	1.41%	0.81%	126%	$8,819
2015	$16.18	0.05	2.16	2.21	(0.04)	$18.35	13.67%	1.41%	0.23%	193%	$3,995
2014	$14.31	0.05	1.99	2.04	(0.17)	$16.18	14.32%	1.40%	0.29%	175%	$3,221
2013	$11.19	0.12	3.16	3.28	(0.16)	$14.31	29.63%	1.41%	0.96%	170%	$384
2012	$10.79	0.17	0.32	0.49	(0.09)	$11.19	4.65%	1.41%	1.47%	179%	$315

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2017 (unaudited).

(4)	Annualized.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	Per-share amount was less than $0.005.

(7)	December 1, 2016 (commencement of sale) through January 31, 2017 (unaudited).

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended January 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91637 1703

Semiannual Report

January 31, 2017

Focused Dynamic Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Trump’s Victory Triggered Risk-On Market Movements, But Uncertainties Linger

One of the pivotal events of the reporting period was Donald Trump’s victory in the 2016 U.S. presidential election. Trump’s largely unexpected win in November, and his aggressive pro-business, pro-growth agenda, triggered “Trump Trade/Risk-On” rallies in traditionally higher-risk markets such as commodities, U.S. small-cap and technology stocks, and high-yield corporate bonds, and a corresponding global sell-off in government bonds. These widely divergent market movements helped define the reporting period from an investment performance perspective.

Trump’s election victory was also (with Brexit, the U.K.’s earlier unexpected vote to leave the European Union) an eye-opening manifestation of the populist and anti-globalization movements that were triggered in part by lingering economic weakness and extreme central bank monetary stimulus since the Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November of 2016, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from setbacks a year ago, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China has stabilized, and oil prices climbed back on signs that the major oil-producing countries could cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth.

Trump’s victory unleashed potentially far-reaching ramifications and uncertainties that are still unfolding and could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

JANUARY 31, 2017
Top Ten Holdings	% of net assets
Facebook, Inc., Class A	6.1%
Alphabet, Inc.*	5.7%
Apple, Inc.	5.7%
Amazon.com, Inc.	5.2%
Mastercard, Inc., Class A	4.5%
Celgene Corp.	4.3%
Intuitive Surgical, Inc.	3.8%
O'Reilly Automotive, Inc.	3.5%
Wabtec Corp.	3.5%
Estee Lauder Cos., Inc. (The), Class A	3.0%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Internet Software and Services	15.5%
Biotechnology	14.4%
IT Services	9.6%
Machinery	9.3%
Internet and Direct Marketing Retail	7.0%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	91.9%
Foreign Common Stocks**	5.4%
Total Common Stocks	97.3%
Temporary Cash Investments	4.9%
Other Assets and Liabilities	(2.2)%
**Includes depositary shares, dual listed securities and foreign ordinary shares.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Expenses Paid During Period(1) 8/1/16 - 1/31/17	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,024.30	$5.20	1.02%
Investor Class (before waiver)	$1,000	$1,024.30(2)	$5.61	1.10%
Institutional Class (after waiver)	$1,000	$1,025.70	$4.19	0.82%
Institutional Class (before waiver)	$1,000	$1,025.70(2)	$4.60	0.90%
R Class (after waiver)	$1,000	$1,021.90	$7.75	1.52%
R Class (before waiver)	$1,000	$1,021.90(2)	$8.15	1.60%
R6 Class (after waiver)	$1,000	$1,055.00(3)	$1.17(4)	0.67%
R6 Class (before waiver)	$1,000	$1,055.00(2)(3)	$1.31(4)	0.75%
Advisor Class (after waiver)	$1,000	$1,023.10	$6.48	1.27%
Advisor Class (before waiver)	$1,000	$1,023.10(2)	$6.88	1.35%
Hypothetical
Investor Class (after waiver)	$1,000	$1,020.06	$5.19	1.02%
Investor Class (before waiver)	$1,000	$1,019.66	$5.60	1.10%
Institutional Class (after waiver)	$1,000	$1,021.07	$4.18	0.82%
Institutional Class (before waiver)	$1,000	$1,020.67	$4.58	0.90%
R Class (after waiver)	$1,000	$1,017.54	$7.73	1.52%
R Class (before waiver)	$1,000	$1,017.14	$8.13	1.60%
R6 Class (after waiver)	$1,000	$1,021.83(5)	$3.41(5)	0.67%
R6 Class (before waiver)	$1,000	$1,021.43(5)	$3.82(5)	0.75%
Advisor Class (after waiver)	$1,000	$1,018.80	$6.46	1.27%
Advisor Class (before waiver)	$1,000	$1,018.40	$6.87	1.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

(3)	Ending account value based on actual return from December 1, 2016 (commencement of sale) through January 31, 2017.

(4)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 62, the number of days in the period from December 1, 2016 (commencement of sale) through January 31, 2017, divided by 365 to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the above table.

5

Schedule of Investments

JANUARY 31, 2017 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.3%
Automobiles — 2.3%
Tesla Motors, Inc.(1)	1,016	$255,961
Beverages — 2.2%
Boston Beer Co., Inc. (The), Class A(1)	1,648	253,298
Biotechnology — 14.4%
Biogen, Inc.(1)	1,081	299,696
Celgene Corp.(1)	4,157	482,836
Ionis Pharmaceuticals, Inc.(1)	4,032	179,424
Regeneron Pharmaceuticals, Inc.(1)	899	323,002
Spark Therapeutics, Inc.(1)	2,501	157,713
Vertex Pharmaceuticals, Inc.(1)	2,005	172,169
		1,614,840
Capital Markets — 2.9%
Intercontinental Exchange, Inc.	5,622	328,100
Chemicals — 3.0%
Ecolab, Inc.	2,784	334,442
Electrical Equipment — 0.8%
Acuity Brands, Inc.	423	87,658
Health Care Equipment and Supplies — 3.8%
Intuitive Surgical, Inc.(1)	624	432,238
Internet and Direct Marketing Retail — 7.0%
Amazon.com, Inc.(1)	704	579,730
Netflix, Inc.(1)	1,493	210,080
		789,810
Internet Software and Services — 15.5%
Alphabet, Inc., Class A(1)	240	196,845
Alphabet, Inc., Class C(1)	561	446,999
Baidu, Inc. ADR(1)	838	146,709
Facebook, Inc., Class A(1)	5,271	686,917
Tencent Holdings Ltd.	10,400	271,358
		1,748,828
IT Services — 9.6%
Mastercard, Inc., Class A	4,740	504,004
Square, Inc.(1)	19,857	290,310
Visa, Inc., Class A	3,499	289,402
		1,083,716
Machinery — 9.3%
FANUC Corp.	1,000	196,307
Middleby Corp. (The)(1)	1,234	165,578
WABCO Holdings, Inc.(1)	2,634	287,185
Wabtec Corp.	4,542	393,519
		1,042,589
Oil, Gas and Consumable Fuels — 1.5%
Concho Resources, Inc.(1)	1,209	168,583
Personal Products — 3.0%
Estee Lauder Cos., Inc. (The), Class A	4,131	335,478

6

	Shares	Value
Professional Services — 1.6%
Verisk Analytics, Inc., Class A(1)	2,121	$175,279
Software — 5.3%
salesforce.com, Inc.(1)	3,972	314,185
Splunk, Inc.(1)	4,904	283,746
		597,931
Specialty Retail — 6.4%
O'Reilly Automotive, Inc.(1)	1,504	394,454
Ross Stores, Inc.	4,917	325,063
		719,517
Technology Hardware, Storage and Peripherals — 5.7%
Apple, Inc.	5,274	640,000
Textiles, Apparel and Luxury Goods — 3.0%
NIKE, Inc., Class B	3,724	197,000
Under Armour, Inc., Class C(1)	7,468	143,535
		340,535
TOTAL COMMON STOCKS (Cost $10,026,179)		10,948,803
TEMPORARY CASH INVESTMENTS — 4.9%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $559,038), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $545,002)		545,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	377	377
TOTAL TEMPORARY CASH INVESTMENTS (Cost $545,377)		545,377
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $10,571,556)		11,494,180
OTHER ASSETS AND LIABILITIES — (2.2)%		(242,404)
TOTAL NET ASSETS — 100.0%		$11,251,776

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

JANUARY 31, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $10,571,556)	$11,494,180
Foreign currency holdings, at value (cost of $1,620)	1,632
Receivable for investments sold	47,547
Receivable for capital shares sold	2,550
Dividends and interest receivable	1,599
11,547,508

Liabilities
Payable for investments purchased	276,419
Payable for capital shares redeemed	10,000
Accrued management fees	9,217
Distribution and service fees payable	96
295,732

Net Assets	$11,251,776

Net Assets Consist of:
Capital (par value and paid-in surplus)	$18,894,253
Accumulated net investment loss	(34,589)
Accumulated net realized loss	(8,530,524)
Net unrealized appreciation	922,636
$11,251,776

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$10,778,902	626,126	$17.22
Institutional Class, $0.01 Par Value	$20,614	1,194	$17.26
R Class, $0.01 Par Value	$29,291	1,721	$17.02
R6 Class, $0.01 Par Value	$26,374	1,510	$17.47
Advisor Class, $0.01 Par Value	$396,595	23,162	$17.12

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $203)	$20,452
Interest	116
20,568

Expenses:
Management fees	58,100
Distribution and service fees:
R Class	337
Advisor Class	519
Directors' fees and expenses	168
Other expenses	128
59,252
Fees waived	(4,229)
55,023

Net investment income (loss)	(34,455)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(42,149)
Foreign currency transactions	(293)
(42,442)

Change in net unrealized appreciation (depreciation) on:
Investments	323,355
Translation of assets and liabilities in foreign currencies	12
323,367

Net realized and unrealized gain (loss)	280,925

Net Increase (Decrease) in Net Assets Resulting from Operations	$246,470

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED) AND YEAR ENDED JULY 31, 2016
Increase (Decrease) in Net Assets	January 31, 2017	July 31, 2016
Operations
Net investment income (loss)	$(34,455)	$112,425
Net realized gain (loss)	(42,442)	(218,099)
Change in net unrealized appreciation (depreciation)	323,367	(59,784)
Net increase (decrease) in net assets resulting from operations	246,470	(165,458)

Distributions to Shareholders
From net investment income:
Investor Class	(110,059)	(123,928)
Institutional Class	(262)	(459)
R Class	(150)	(2,619)
R6 Class	(31)	—
Advisor Class	(3,520)	(7,646)
Decrease in net assets from distributions	(114,022)	(134,652)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,116,271	(3,150,493)

Net increase (decrease) in net assets	1,248,719	(3,450,603)

Net Assets
Beginning of period	10,003,057	13,453,660
End of period	$11,251,776	$10,003,057

Accumulated undistributed net investment income (loss)	$(34,589)	$113,888

 See Notes to Financial Statements.

10

Notes to Financial Statements

JANUARY 31, 2017 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Dynamic Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the R Class, the R6 Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on December 1, 2016.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited

11

to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, R Class and Advisor Class. The annual management fee schedule ranges from 0.60% to 0.90% for the Institutional Class and 0.45% to 0.75% for the R6 Class. During the period ended January 31, 2107, the investment advisor agreed to waive 0.08% of the fund's management fee. The investment advisor expects this waiver to continue until November 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the period ended January 31, 2017 was $3,993, $12, $54, $4 and $166 for the Investor Class, Institutional Class, R Class, R6 Class and Advisor Class, respectively. The effective annual management fee before waiver for each class for the period ended January 31, 2017 was 1.10% for the Investor Class, R Class and Advisor Class, 0.90% for the Institutional Class and 0.75% for the R6 Class. The effective annual management fee after waiver for each class for the period ended January 31, 2017 was 1.02% for the Investor Class, R Class and Advisor Class, 0.82% for the Institutional Class and 0.67% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $62,307 and $10,579, respectively. The effect of interfund transactions on the Statement of Operations was $147 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2017 were $2,405,044 and $1,456,186, respectively.

13

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2017(1)		Year ended July 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	188,910	$3,232,541	80,554	$1,278,832
Issued in reinvestment of distributions	6,349	106,341	7,731	121,220
Redeemed	(107,481)	(1,823,374)	(272,464)	(4,283,187)
	87,778	1,515,508	(184,179)	(2,883,135)
Institutional Class
Issued in reinvestment of distributions	16	262	29	459
Redeemed	(762)	(12,883)	—	—
	(746)	(12,621)	29	459
R Class
Sold	1,466	24,841	3,897	59,808
Issued in reinvestment of distributions	9	150	169	2,619
Redeemed	(22,039)	(376,875)	(12,103)	(193,645)
	(20,564)	(351,884)	(8,037)	(131,218)
R6 Class			N/A
Sold	1,508	25,000
Issued in reinvestment of distributions	2	31
	1,510	25,031
Advisor Class
Sold	2,687	44,054	11,826	184,312
Issued in reinvestment of distributions	211	3,520	490	7,646
Redeemed	(6,356)	(107,337)	(21,263)	(328,557)
	(3,458)	(59,763)	(8,947)	(136,599)
Net increase (decrease)	64,520	$1,116,271	(201,134)	$(3,150,493)

(1) December 1, 2016 (commencement of sale) through January 31, 2017 for the R6 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$10,481,138	$467,665	—
Temporary Cash Investments	377	545,000	—
	$10,481,515	$1,012,665	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,580,338
Gross tax appreciation of investments	$1,115,720
Gross tax depreciation of investments	(201,878)
Net tax appreciation (depreciation) of investments	$913,842

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2016, the fund had accumulated short-term capital losses of $(8,480,973), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2017	2018	Unlimited (Short-Term)
$(3,853,322)	$(4,341,218)	$(286,433)

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$16.99	(0.05)	0.47	0.42	(0.19)	$17.22	2.43%	1.02%(4)	1.10%(4)	(0.63)%(4)	(0.71)%(4)	14%	$10,779
2016	$17.04	0.18	(0.02)	0.16	(0.21)	$16.99	1.03%	1.10%	1.11%	1.11%	1.10%	250%	$9,147
2015	$16.06	0.13	1.07	1.20	(0.22)	$17.04	7.55%	1.11%	1.11%	0.76%	0.76%	216%	$12,309
2014	$13.61	0.22	2.37	2.59	(0.14)	$16.06	19.16%	1.10%	1.10%	1.46%	1.46%	228%	$14,829
2013	$11.11	0.17	2.62	2.79	(0.29)	$13.61	25.74%	1.11%	1.11%	1.39%	1.39%	253%	$9,897
2012	$10.65	0.25	0.33	0.58	(0.12)	$11.11	5.54%	1.11%	1.11%	2.39%	2.39%	243%	$6,975
Institutional Class
2017(3)	$17.05	(0.04)	0.47	0.43	(0.22)	$17.26	2.57%	0.82%(4)	0.90%(4)	(0.43)%(4)	(0.51)%(4)	14%	$21
2016	$17.10	0.20	(0.01)	0.19	(0.24)	$17.05	1.23%	0.90%	0.91%	1.31%	1.30%	250%	$33
2015	$16.12	0.17	1.06	1.23	(0.25)	$17.10	7.74%	0.91%	0.91%	0.96%	0.96%	216%	$33
2014	$13.67	0.25	2.37	2.62	(0.17)	$16.12	19.32%	0.90%	0.90%	1.66%	1.66%	228%	$18
2013	$11.14	0.19	2.65	2.84	(0.31)	$13.67	26.19%	0.91%	0.91%	1.59%	1.59%	253%	$15
2012	$10.69	0.27	0.32	0.59	(0.14)	$11.14	5.64%	0.91%	0.91%	2.59%	2.59%	243%	$12

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(3)	$16.76	(0.08)	0.44	0.36	(0.10)	$17.02	2.19%	1.52%(4)	1.60%(4)	(1.13%)(4)	(1.21%)(4)	14%	$29
2016	$16.81	0.09	(0.01)	0.08	(0.13)	$16.76	0.54%	1.60%	1.61%	0.61%	0.60%	250%	$374
2015	$15.84	0.04	1.07	1.11	(0.14)	$16.81	7.04%	1.61%	1.61%	0.26%	0.26%	216%	$510
2014	$13.43	0.06	2.42	2.48	(0.07)	$15.84	18.51%	1.60%	1.60%	0.96%	0.96%	228%	$423
2013	$10.96	0.11	2.60	2.71	(0.24)	$13.43	25.20%	1.61%	1.61%	0.89%	0.89%	253%	$19
2012	$10.51	0.20	0.32	0.52	(0.07)	$10.96	4.98%	1.61%	1.61%	1.89%	1.89%	243%	$15
R6 Class
2017(5)	$16.58	(0.01)	0.92	0.91	(0.02)	$17.47	5.50%	0.67%(4)	0.75%(4)	(0.50)%(4)	(0.58)%(4)	14%(7)	$26
Advisor Class
2017(3)	$16.88	(0.08)	0.47	0.39	(0.15)	$17.12	2.31%	1.27%(4)	1.35%(4)	(0.88)%(4)	(0.96)%(4)	14%	$397
2016	$16.92	0.13	—(6)	0.13	(0.17)	$16.88	0.85%	1.35%	1.36%	0.86%	0.85%	250%	$449
2015	$15.95	0.09	1.06	1.15	(0.18)	$16.92	7.26%	1.36%	1.36%	0.51%	0.51%	216%	$602
2014	$13.53	0.16	2.37	2.53	(0.11)	$15.95	18.75%	1.35%	1.35%	1.21%	1.21%	228%	$664
2013	$11.03	0.14	2.62	2.76	(0.26)	$13.53	25.62%	1.36%	1.36%	1.14%	1.14%	253%	$191
2012	$10.58	0.23	0.31	0.54	(0.09)	$11.03	5.21%	1.36%	1.36%	2.14%	2.14%	243%	$215

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2017 (unaudited).

(4)	Annualized.

(5)	December 1, 2016 (commencement of sale) through January 31, 2017 (unaudited).

(6)	Per share amount was less than $0.005.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended January 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91636 1703

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 29, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 29, 2017